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 ALLMERICA SELECT
         A Higher Standard______________________________________________________


         [GRAPHIC]
                                              . Allmerica Select Reward


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                         [LOGO] ALLMERICA FINANCIAL(R)

                               Semi-Annual Report

                                  JUNE 30, 2001
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General Information

Officers of Allmerica Financial Life Insurance and
Annuity Company (AFLIAC)

John F. O'Brien, Chairman of the Board
Richard M. Reilly, President and CEO
Edward J. Parry III, Vice President and CFO
John P. Kavanaugh, Vice President and
   Chief Investment Officer
Mark C. McGivney, Treasurer
Charles F. Cronin, Secretary

Investment Advisers
A I M Advisors, Inc.
11 Greenway Plaza, Suite 100, Houston, TX 77046
   AIM V.I. Aggressive Growth Fund
   AIM V.I. Blue Chip Fund
   AIM V.I. Value Fund

Alliance Capital Management, L.P.
1345 Avenue of the Americas, New York, NY 10105
   Alliance Growth and Income Portfolio
   Alliance Premier Growth Portfolio

Allmerica Financial Investment Management Services, Inc.
440 Lincoln Street, Worcester, MA 01653

     Investment Sub-Advisers
     Allmerica Asset Management, Inc.
     440 Lincoln Street, Worcester, MA 01653
        Equity Index Fund
        Select Investment Grade Income Fund
        Money Market Fund

     Bank of Ireland Asset Management (U.S.) Limited
     U.S. Offices: 20 Horseneck Lane,
     Greenwich, CT 06830
     Main Offices: 26 Fitzwilliam Place, Dublin 2, Ireland
        Select International Equity Fund

     Cramer Rosenthal McGlynn, LLC
     707 Westchester Avenue, White Plains, NY 10604
        Select Value Opportunity Fund

     J.P. Morgan Investment Management Inc.
     522 Fifth Avenue, New York, NY 10036
        Select Growth and Income Fund

     Jennison Associates LLC
     466 Lexington Street, New York, NY 10017
        Select Aggressive Growth Fund (Co-Sub-Adviser)

     Massachusetts Financial Services Company
     500 Boylston Street, Boston, MA 02116
        Select Aggressive Growth Fund (Co-Sub-Adviser)

     Putnam Investment Management, Inc.
     One Post Office Square, Boston, MA 02109
        Select Growth Fund

     Schroder Investment Management North America Inc.
     787 Seventh Avenue, New York, NY 10019
        Select Emerging Markets Fund

     TCW Investment Management Company
     865 South Figueroa, Los Angeles, CA 90017
        Select Strategic Growth Fund

     T. Rowe Price Associates, Inc.
     100 East Pratt Street, Baltimore, MD 21202
        Select Capital Appreciation Fund

     Western Asset Management Company
     117 East Colorado Blvd., Pasadena, CA 91105
        Select Strategic Income Fund

Deutsche Asset Management
885 Third Avenue, 32nd Floor, New York, NY 10022
   Deutsche VIT EAFE Equity Index Fund
   Deutsche VIT Small Cap Index Fund

Eaton Vance Management
255 State Street, Boston, MA 02109
   Eaton Vance VT Floating-Rate Income Fund
   Eaton Vance VT Worldwide Health Sciences Fund

Fidelity Management & Research Company
82 Devonshire Street, Boston, MA 02108
   Fidelity VIP Equity-Income Portfolio
   Fidelity VIP Growth Portfolio
   Fidelity VIP High Income Portfolio
   Fidelity VIP Contrafund Portfolio
   Fidelity VIP II Growth & Income Portfolio
   Fidelity VIP III Mid Cap Portfolio

Franklin Advisers, Inc.
777 Mariners Island Blvd., San Mateo, CA 94403
   Franklin Small Cap Fund
   Franklin Mutual Shares Securities Fund

INVESCO Funds Group, Inc.
7800 East Union Avenue, Denver, CO 80217
   INVESCO VIF-Dynamics Fund
   INVESCO VIF-Health Sciences Fund

Janus Capital
100 Fillmore Street, Denver, CO 80206
   Janus Aspen Aggressive Growth Portfolio
   Janus Aspen Growth Portfolio
   Janus Aspen Growth and Income Portfolio
   Janus Aspen International Growth Portfolio

Pioneer Investment Management, Inc.
60 State Street, Boston, MA 02109
   Pioneer Fund VCT Portfolio
   Pioneer Real Estate Growth VCT Portfolio

T. Rowe Price International, Inc.
100 East Pratt Street, Baltimore, MD 21202
   T. Rowe Price International Stock Portfolio

Zurich Scudder Investments, Inc.
345 Park Avenue, New York, NY 10154
   SVS Dreman Financial Services Portfolio
   Scudder Technology Growth Portfolio

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Product Performance Summary

Allmerica Select Reward Variable Annuity (AFLIAC)
--------------------------------------------------------------------------------
Average Annual Total Returns as of 6/30/01

For easy reference, the total returns for the Allmerica Select Reward Variable Annuity sub-accounts of AFLIAC are summarized below. Keep in mind that these returns are net of all product charges and the annual contract fee. For returns that do not reflect these deductions, please refer to the individual Portfolio Reviews that follow.


                                                                      Without Surrender Charge                 With Surrender Charge
                                                                              and Contract Fee                      and Contract Fee
                                                                                      10 Years                              10 Years
                                                    Sub-                   10 Years or Life of                   10 Years or Life of
                                                 Account                    or Life       Sub-                    or Life       Sub-
                                               Inception        1       5   of Fund    Account       1        5   of Fund    Account

Sub-Accounts                                        Date     Year   Years (if less)  (if less)     Year   Years (if less)  (if less)
------------------------------------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Equity Index Fund                            10/6/00  -15.90%  12.53%    13.03%    -13.17%  -21.97%  11.58%    13.03%    -19.45%
AIT Money Market Fund                            10/8/92    4.52%   4.11%     3.53%      3.59%   -3.13%   1.27%     0.97%      0.91%
AIT Select Aggressive Growth Fund                 9/8/92  -36.11%   2.91%     9.99%     10.05%  -41.02%   0.24%     8.30%      8.35%
AIT Select Capital Appreciation Fund             4/28/95   -1.26%   9.06%    15.30%     15.31%   -8.63%   6.32%    13.42%     13.45%
AIT Select Emerging Markets Fund                 2/20/98  -33.40%     N/A    -8.26%     -8.26%  -38.40%     N/A   -10.55%    -10.55%
AIT Select Growth Fund                            9/8/92  -29.49%  10.74%    10.60%     10.66%  -34.58%   9.72%    10.52%     10.58%
AIT Select Growth and Income Fund                 9/8/92  -15.62%   8.01%     9.36%      9.42%  -21.98%   5.57%     7.23%      7.28%
AIT Select International Equity Fund              5/3/94  -22.38%   5.61%     6.68%      6.68%  -28.22%   3.01%     4.48%      4.48%
AIT Select Investment Grade Income Fund           9/8/92    8.82%   5.22%     4.64%      4.67%    0.81%   2.42%     2.11%      2.14%
AIT Select Strategic Growth Fund                 2/20/98  -44.31%     N/A   -14.15%    -14.15%  -48.52%     N/A   -16.33%    -16.33%
AIT Select Strategic Income Fund                 10/6/00      N/A     N/A     7.50%      6.69%      N/A     N/A    -0.27%     -1.02%
AIT Select Value Opportunity Fund                2/20/98   27.57%  12.75%    12.59%      7.98%   18.86%  10.43%    10.62%      5.53%
AIM Variable Insurance Funds
AIM V.I. Aggressive Growth Fund                  10/6/00  -27.61%     N/A     6.24%    -23.41%  -32.85%     N/A     3.82%    -28.96%
AIM V.I. Blue Chip Fund                          10/6/00  -26.55%     N/A   -16.47%    -22.89%  -31.86%     N/A   -20.54%    -28.46%
AIM V.I. Value Fund                              10/6/00  -20.64%  11.64%    13.73%    -12.52%  -26.38%  10.65%    13.65%    -18.85%

Alliance Variable Products Series Fund, Inc.
Alliance Growth and Income Portfolio (Class B)   10/6/00   12.62%  16.84%    13.84%      8.34%    4.48%  16.03%    13.84%      0.50%
Alliance Premier Growth Portfolio               10/15/99  -29.10%  15.56%    16.06%     -6.13%  -34.55%  13.52%    14.31%    -10.54%

Deutsche Asset Management VIT Funds
Deutsche VIT EAFE Equity Index Fund              10/6/00  -27.05%     N/A    -1.09%    -19.70%  -32.32%     N/A    -3.00%    -25.51%
Deutsche VIT Small Cap Index Fund                10/6/00   -1.52%     N/A     4.76%      3.83%   -8.64%     N/A     2.78%     -3.67%

Eaton Vance Variable Trust
Eaton Vance VT Floating Rate-Income Fund          5/1/01      N/A     N/A     0.29%      0.29%      N/A     N/A    -6.95%     -6.95%
Eaton Vance VT Worldwide Health Sciences Fund     5/1/01      N/A     N/A    -0.03%     -0.03%      N/A     N/A    -7.26%     -7.26%

Fidelity Variable Insurance Products
Fund (VIP, VIP II and VIP III)
Fidelity VIP Equity-Income Portfolio               5/1/95    8.85%  10.46%   13.92%    12.43%    0.76%   8.11 %    12.26%     10.47%
Fidelity VIP Growth Portfolio                      5/1/95  -24.54%  12.96%   15.59%    16.01%  -30.34%  10.62 %    13.91%     14.13%
Fidelity VIP High Income Portfolio                 5/1/95  -25.44%  -2.79%    5.60%     0.23%  -30.99%  -5.32 %     3.99%     -2.02%
Fidelity VIP II Contrafund Portfolio              10/6/00  -15.97%  12.00%   15.93%   -13.62%  -22.05%  11.02 %    15.55%    -19.87%
Fidelity VIP III Growth & Income Portfolio        10/6/00   -8.20%     N/A   10.36%    -8.51%  -14.84%     N/ A     9.15%    -15.12%
Fidelity VIP III Mid Cap Portfolio                10/6/00    0.00%     N/A   28.19%    -2.53%   -7.24%     N/ A    25.82%     -9.58%


Performance returns given above are for the Allmerica Select Reward Variable Annuity sub-accounts of AFLIAC and are net of all product charges (including surrender charges) for a representative policy. The returns, except in the columns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the funds listed on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a declining surrender charge. Please refer to the prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Allmerica Select Reward Variable Annuity (AFLIAC) continued
--------------------------------------------------------------------------------
Average Annual Total Returns as of 6/30/01

For easy reference, the total returns for the Allmerica Select Reward Variable Annuity sub-accounts of AFLIAC are summarized below. Keep in mind that these returns are net of all product charges and the annual contract fee. For returns that do not reflect these deductions, please refer to the individual Portfolio Reviews that follow.


                                                                  Without Surrender Charge                    With Surrender Charge
                                                                          and Contract Fee                         and Contract Fee

                                                                                  10 Years                                10 Years
                                                 Sub-                  10 Years or Life of                     10 Years or Life of
                                              Account                   or Life       Sub-                      or Life       Sub-
                                            Inception       1       5   of Fund    Account         1       5    of Fund    Account
Sub-Accounts                                     Date    Year   Years (if less)  (if less)      Year   Years  (if less)  (if less)
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance
Products Trust (Class 2)
FT VIP Franklin Small Cap Fund                10/6/00 -29.96%  11.84%    14.07%    -24.03%   -35.03%  10.87%     13.44%    -29.53%
FT VIP Mutual Shares Securities Fund          10/6/00  23.44%     N/A    11.27%     17.68%    14.93%     N/A     10.15%      9.17%


INVESCO Variable Investment Funds, Inc.
INVESCO VIF Dynamics Fund                     10/6/00 -32.26%     N/A     9.56%    -32.61%   -37.16%     N/A      7.82%    -37.48%
INVESCO VIF Health Sciences Fund              10/6/00  -4.90%     N/A    15.24%    -10.04%   -11.78%     N/A     14.05%    -16.54%


Janus Aspen Series (Service Shares)
Janus Aspen Aggressive Growth Portfolio       10/6/00 -51.48%   8.71%    14.32%    -45.74%   -54.99%   7.61%     14.14%    -49.66%
Janus Aspen Growth Portfolio                  10/6/00 -24.13%  12.24%    13.05%    -25.54%   -29.62%  11.28%     12.85%    -30.93%
Janus Aspen Growth and Income Portfolio       10/6/00 -18.26%     N/A    15.67%    -15.50%   -24.17%     N/A     13.67%    -21.61%
Janus Aspen International Growth Portfolio    10/6/00 -32.95%  12.54%    14.41%    -26.61%   -37.81%  11.59%     14.20%    -31.92%



Pioneer Variable Contracts Trust (Class II)
Pioneer Fund VCT Portfolio                     5/1/01  -9.30%     N/A     9.42%     -3.75%   -15.85%     N/A      5.07%    -10.70%
Pioneer Real Estate Growth VCT Portfolio       5/1/01  17.63%   8.97%    10.22%      6.51%     9.13%   7.88%      9.69%     -1.18%



Scudder Variable Series II
Scudder Technology Growth Portfolio           10/6/00 -46.37%     N/A     3.25%    -42.82%   -50.25%     N/A     -0.29%    -46.96%
SVS Dreman Financial Services Portfolio       10/6/00  29.85%     N/A     3.73%      9.38%    21.35%     N/A      1.29%      1.47%


T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio    5/1/95 -28.62%   1.50%     3.55%      3.56%   -34.00%   -1.17%     1.24%      1.18%


Performance returns given above are for the Allmerica Select Reward Variable Annuity sub-accounts of AFLIAC and are net of all product charges (including surrender charges) for a representative policy. The returns, except in the columns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the funds listed on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a declining surrender charge. Please refer to the prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                            Allmerica Select Reward

Allmerica Select products are offered through Allmerica Financial Life Insurance and Annuity Company. Our parent company, First Allmerica Financial, is the nation's fifth oldest life insurance company. Founded in 1844, First Allmerica Financial has been serving the financial needs of its policyholders for more than 150 years.

Allmerica Select brings together the experience and financial strength of Allmerica Financial Life with the talent of some of the world's leading money managers. It's a powerful combination that can help achieve your financial goals.

To be preceded or accompanied by the current Allmerica Select Product prospectus. Read it carefully before investing.

If you would like to request additional copies of this report, please contact either your Allmerica Select representative or call 1-800-366-1492.

    Allmerica Select Reward is issued by Allmerica Financial Life Insurance and Annuity Company and offered by Allmerica Investments, Inc., member
      NASD/SIPC. Allmerica Select is a division of the issuing companies.

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                         [LOGO] ALLMERICA FINANCIAL(R)


                          ALLMERICA INVESTMENTS, INC.

               440 Lincoln Street, Worcester, Massachusetts 01653

      [LOGO] ALLMERICA FINANCIAL(R)
                                                           ---------------------
                ATTN: S130                                       PRSRT STD
440 Lincoln Street, Worcester, Massachusetts 01653           U.S. POSTAGE PAID
                                                                LANCASTER PA
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          Change Service Requested

Semi-Annual Reports dated June 30, 2001, of certain underlying funds are incorporated herein by reference as the reports sent to contractowners of the Allmerica Life Insurance and Annuity Company, Allmerica Select Separate Account (File No. 811-6632), under Section 30b-2 of the Investment Company Act of 1940.

Incorporated by reference herein are certain series of Allmerica Investment Trust filed on Form N-30D on September 5, 2001. Accession number 0000927016-01-502795.